SHARE CAPITAL - Stock options outstanding (Details)	12 Months Ended
	Jun. 30, 2026 shares $ / shares	Jun. 30, 2025 shares $ / shares	Jun. 30, 2024 shares $ / shares
SHARE CAPITAL
Number of options outstanding | shares	3,814,638	4,696,000	3,773,000
Weighted average remaining contractual life (Years)	2 years 6 months 21 days
Number of options exercisable | shares	2,322,755
Weighted average exercise price	$ 2.83	$ 2.68	$ 3.11
Weighted average exercise price	3.04
Minimum
SHARE CAPITAL
Exercise prices	1.58
Maximum
SHARE CAPITAL
Exercise prices	4.67
$1.58
SHARE CAPITAL
Exercise prices	$ 1.58
Number of options outstanding | shares	1,140,971
Weighted average remaining contractual life (Years)	3 years 7 months 13 days
Number of options exercisable | shares	339,086
Weighted average exercise price	$ 1.58
$2.10
SHARE CAPITAL
Exercise prices	$ 2.1
Number of options outstanding | shares	816,667
Weighted average remaining contractual life (Years)	2 years 6 months 18 days
Number of options exercisable | shares	520,669
Weighted average exercise price	$ 2.1
$3.33
SHARE CAPITAL
Exercise prices	$ 3.33
Number of options outstanding | shares	103,000
Weighted average remaining contractual life (Years)	7 months 6 days
Number of options exercisable | shares	103,000
Weighted average exercise price	$ 3.33
$3.42
SHARE CAPITAL
Exercise prices	$ 3.42
Number of options outstanding | shares	587,000
Weighted average remaining contractual life (Years)	1 year 6 months 21 days
Number of options exercisable | shares	587,000
Weighted average exercise price	$ 3.42
$3.67
SHARE CAPITAL
Exercise prices	$ 3.67
Number of options outstanding | shares	20,000
Weighted average remaining contractual life (Years)	1 year 6 months 25 days
Number of options exercisable | shares	20,000
Weighted average exercise price	$ 3.67
$3.89
SHARE CAPITAL
Exercise prices	$ 3.89
Number of options outstanding | shares	10,000
Weighted average remaining contractual life (Years)	7 months 24 days
Number of options exercisable | shares	10,000
Weighted average exercise price	$ 3.89
$4.00
SHARE CAPITAL
Exercise prices	$ 4
Number of options outstanding | shares	743,000
Weighted average remaining contractual life (Years)	11 months 4 days
Number of options exercisable | shares	743,000
Weighted average exercise price	$ 4
$4.67
SHARE CAPITAL
Exercise prices	$ 4.67
Number of options outstanding | shares	394,000
Weighted average remaining contractual life (Years)	4 years 7 months 20 days